Significant Accounting Policies - Additional Information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
IRAP tax on tax base rate	3.90%	3.90%	3.90%
Percentage of increase in domestic regional income tax rate, Veneto	0.18%
Percentage of increase in domestic regional income tax rate region, Lazio	0.92%
Goodwill impairment	€ 0	€ 0	€ 0
Capitalized Development Cost
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	5 years
Bottom of Range
Significant Accounting Policies [Line Items]
Normal credit term upon delivery	60 days
Bottom of Range | Industrial Patents and Intellectual Property Rights and Licenses
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	2 years
Bottom of Range | Other Intangible Assets
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	2 years
Top of Range
Significant Accounting Policies [Line Items]
Normal credit term upon delivery	90 days
Low-value lease assets	€ 5,000
Top of Range | Industrial Patents and Intellectual Property Rights and Licenses
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	10 years
Top of Range | Other Intangible Assets
Significant Accounting Policies [Line Items]
Estimated useful lives of intangible assets other than goodwill	5 years